Equity Compensation Plan - Summary of non-vested stock option activity (Detail) - $ / shares				12 Months Ended
	Sep. 16, 2025	Sep. 16, 2024	Nov. 06, 2023	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Beginning , Option Shares				0
Granted , Option Shares		10,000		10,000
Ending , Option Shares				10,000
Exercisable , Option Shares				0
Beginning , Weighted-Average Exercise Price				$ 0
Granted , Weighted-Average Exercise Price	$ 10.76	$ 17.4	$ 637.5	17.4
Ending , Weighted-Average Exercise Price				17.4
Exercisable , Weighted-Average Exercise Price				$ 0